Common Stock	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Common Stock
13.	Common Stock

On April 30, 2010, the Company issued 97,255 common shares in connection with the acquisition of Jefferson Electric, Inc.

During the quarter ended June 30, 2010, the Company also issued 10,000 common shares in lieu of cash payment for investor relations services. The issuance of the shares and related expense was accounted for at the fair value of the shares on the issue date, which amounted to $140,000.

The board of directors is authorized, subject to any limitations prescribed by law, without further vote or action by the shareholders, to issue from time to time shares of preferred stock in one or more series.  Each such series of preferred stock shall have such number of shares, designations, preferences, voting powers, qualifications, and special or relative rights or privileges as shall be determined by the board of directors, which may include, among others, dividend rights, voting rights, liquidation preferences, conversion rights and preemptive rights.